Important Information Regarding [ctag:bx]The Federated Funds[ctag:ba]

SUPPLEMENT TO CURRENT PROSPECTUSES

IN THE FOLLOWING FUNDS’ CLASS A SHARES PROSPECTUSES, PLEASE MAKE CHANGE LISTED BELOW.

Federated Real Return Bond Fund, Federated MDT All Cap Core Fund, Federated MDT Balanced Fund, Federated MDT Large Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated Clover Small Value Fund, Federated Clover Value Fund, Federated Prudent Bear Fund, Federated Municipal Ultrashort Fund, Federated Prudent Dollar Bear Fund, Federated Capital Appreciation Fund, Federated Kaufmann Large Cap Fund, Federated Market Opportunity Fund, Federated Mid Cap Growth Strategies Fund, Federated Strategic Value Fund, Federated InterContinental Fund, Federated International Strategic Value Dividend Fund, Federated Strategic Income Fund, Federated Bond Fund, Federated Stock and Bond Fund, Federated International Leaders Fund, Federated International Small-Mid Company Fund

Under the heading entitled “How is the Fund Sold?,” please delete the last sentence related to financial intermediary contact information and replace it with the following:

“A shareholder in the Fund’s Class A Shares may convert their Shares into Institutional Shares of the Fund if the shareholder meets the Institutional Shares’ eligibility criteria and investment minimum.  Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Institutional Shares or to convert your Shares.”

IN THE FOLLOWING FUNDS’ CLASS A SHARES PROSPECTUSES, PLEASE MAKE CHANGE LISTED BELOW.

Federated Short-Term Income Fund, Federated Short-Intermediate Duration Municipal Trust, Federated Government Ultrashort Duration Fund, Federated Ultrashort Bond Fund, Federated Total Return Bond Fund

Under the heading entitled “How is the Fund Sold?,” please delete the last sentence related to financial intermediary contact information replace it with the following:

“A shareholder in the Fund’s Class A Shares may convert their Shares into Institutional Shares or Institutional Service Shares of the Fund if the shareholder meets the Institutional Shares’ or Institutional Service Shares’ eligibility criteria and investment minimum.  Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Institutional Shares or Institutional Service Shares or to convert your Shares.”

IN THE FOLLOWING FUNDS’ INSTITUTIONAL SHARES AND INSTITUTIONAL SERVICE SHARES PROSPECTUSES, PLEASE MAKE THE CHANGE LISTED BELOW.

Federated GNMA Trust, Federated Income Trust, Federated U.S. Government Securities Fund: 2-5 Years, Federated High Yield Trust, Federated Intermediate Government Fund, Inc., Federated Total Return Government Bond Fund, Federated U.S. Government Securities Fund: 1-3 Years, Federated Real Return Bond Fund, Federated Intermediate Corporate Bond Fund, Federated Short-Term Income Fund, Federated Intermediate Municipal Trust, Federated Short-Intermediate Duration Municipal Trust, Federated Government Ultrashort Duration Fund, Federated MDT Balanced Fund, Federated MDT Large Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated Adjustable Rate Securities Fund, Federated Intermediate Government/Corporate Fund, Federated U.S. Government Bond Fund, Federated Clover Small Value Fund, Federated Clover Value Fund, Federated Prudent Bear Fund, Federated Municipal Ultrashort Fund, Federated Prudent Dollar Bear Fund, Federated Mortgage Fund, Federated Ultrashort Bond Fund, Federated Capital Appreciation Fund, Federated Kaufmann Large Cap Fund, Federated Market Opportunity Fund, Federated Mid Cap Growth Strategies Fund, Federated Strategic Value Fund, Federated Mid-Cap Index Fund, Federated Max-Cap Index Fund, Federated Institutional High Yield Bond Fund, Federated MDT Stock Trust, Federated InterContinental Fund, Federated International Strategic Value Dividend Fund, Federated Strategic Income Fund, Federated Bond Fund, Federated Stock and Bond Fund, Federated Total Return Bond Fund, Federated International Small-Mid Company Fund

Under the heading entitled “How is the Fund Sold?,” please delete the following bullet point:

•	“An investor purchasing Shares through a financial intermediary other than pursuant to an Eligible Investor arrangement described above.”

IN THE FEDERATED MDT ALL CAP CORE FUND’S INSTITUTIONAL SHARES PROSPECTUS, PLEASE MAKE THE CHANGE LISTED BELOW.

Add the following to the end of the section entitled “How is the Fund Sold?”

“The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of Shares (see “How to Purchase [ctag:bx]Shares” below):[ctag:ba]

•	An investor, other than a natural person, purchasing Shares directly from the [ctag:bx]Fund; and[ctag:ba]

•	In connection with an initial purchase of Shares through an exchange, an investor (including a natural person) who owned Institutional Shares of another Federated Fund as of December 31, 2008.

Under the Distributor’s Contract with the Fund, the Distributor offers Shares [ctag:bx]on a continuous,[ctag:ba] best-efforts basis. The Distributor is a subsidiary of Federated [ctag:bx]Investors, Inc. (Federated).”[ctag:ba]

June 2, 2010
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Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com

or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450550 (6/10)